Discontinued operations	12 Months Ended
Dec. 31, 2016
Discontinued operations
4 Discontinued operations
There were no operations that were discontinued in 2016 and 2015.
For operations discontinued in 2014, the revenues, expenses and gains from disposals were included in the results of the relevant segments. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.
The results of operations of the businesses sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for the relevant periods presented.
Income/(loss) from discontinued operations
in	2014
Operations-related (CHF million)
Net revenues	31
of which German private banking business	27
Operating expenses	35
of which German private banking business	33
Income tax expense/(benefit)	1
Income/(loss), net of tax	(5)
of which German private banking business	(6)
Transaction-related (CHF million)
Gain on disposal	200
of which German private banking business	109
of which CFIG	91
Operating expenses	54
of which German private banking business	48
Income tax expense/(benefit)	39
of which CFIG	42
Income/(loss), net of tax	107
of which German private banking business	61
of which CFIG	49
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102
of which German private banking business	55
of which CFIG	49

Bank
Discontinued operations
4 Discontinued operations
There were no operations that were discontinued in 2016 and 2015.
> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group for further information.
Income/(loss) from discontinued operations
in	2014
Operations-related (CHF million)
Net revenues	31
of which German private banking business	27
Operating expenses	35
of which German private banking business	33
Income tax expense/(benefit)	1
Income/(loss), net of tax	(5)
of which German private banking business	(6)
Transaction-related (CHF million)
Gain on disposal	200
of which German private banking business	109
of which CFIG	91
Operating expenses	54
of which German private banking business	48
Income tax expense/(benefit)	39
of which CFIG	42
Income/(loss), net of tax	107
of which German private banking business	61
of which CFIG	49
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102
of which German private banking business	55
of which CFIG	49